Fair Value Measurements (Quantitative Information About Unobservable Inputs Used In Level 3) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Power [Member] | Maximum [Member] | Discounted Cash Flow [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs Price Per Megawatt Hour	48.50	54.47
Power [Member] | Minimum [Member] | Discounted Cash Flow [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs Price Per Megawatt Hour	40.70	49.25
Share Units Resulting From Split Transaction [Member] | Cenovus [Member] | Option Model [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share unit volatility		27.75%